Leases - Components of Lease Expense (Detail) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 28, 2019	Sep. 28, 2019
Leases [Abstract]
Operating lease cost	$ 24,211	$ 71,085
Finance lease cost:
Amortization of right-of-use assets	173	520
Interest on leased liabilities	68	192
Sublease income	(299)	(949)
Net Lease Cost	$ 24,153	$ 70,848